UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-7066

Western Asset Emerging Markets Income Fund Inc.
(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY		10004
(Address of principal executive offices)		(Zip code)

Robert I. Frenkel, Esq. Legg Mason & Co., LLC 300 First Stamford Place Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-800-451-2010

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2007

WESTERN ASSET EMERGING MARKETS
INCOME FUND INC.

FORM N-Q

November 30, 2007

ITEM 1.            SCHEDULE OF INVESTMENTS

Western Asset Emerging Markets Income Fund Inc.

Schedule of Investments (unaudited)	November 30, 2007

Face Amount†		Security	Value
SOVEREIGN BONDS — 54.2%
Argentina — 4.3%
		Republic of Argentina:
500,000	DEM	7.000% due 3/18/04 (a)	$125,636
1,000,000	EUR	9.000% due 4/26/06 (a)	479,988
550,000	EUR	9.000% due 7/6/10 (a)	266,417
950,000	DEM	11.750% due 11/13/26 (a)	230,004
660,160	ARS	5.830% due 12/31/33 (b)	212,783
474,600	ARS	Bonds, 2.000% due 1/3/10 (b)	306,107
34,000		Bonds, Series VII, 7.000% due 9/12/13	29,082
		GDP Linked Securities:
600,000	EUR	1.262% due 12/15/35 (b)	99,581
490,000		1.318% due 12/15/35 (b)	63,014
10,662,020	ARS	1.383% due 12/15/35 (b)	352,294
		Medium-Term Notes:
500,000,000	ITL	7.000% due 3/18/04 (a)	126,981
1,000,000	EUR	10.000% due 2/22/07 (a)	505,984
		Total Argentina	2,797,871
Brazil — 12.7%
		Brazil Nota do Tesouro Nacional:
1,000	BRL	10.000% due 1/1/10	540
8,243,000	BRL	10.000% due 7/1/10 (c)	4,408,381
1,018,000	BRL	Series B, 6.000% due 5/15/45	878,129
		Federative Republic of Brazil:
1,315,000		11.000% due 8/17/40	1,767,031
		Collective Action Securities:
631,000		8.750% due 2/4/25	809,257
356,000		Notes, 8.000% due 1/15/18	399,966
		Total Brazil	8,263,304
Colombia — 3.0%
1,700,000		Republic of Colombia, 7.375% due 9/18/37	1,916,750
Ecuador — 1.3%
877,000		Republic of Ecuador, 10.000% due 8/15/30 (d)	850,690
Egypt — 0.4%
1,460,000	EGP	Arab Republic of Egypt, 8.750% due 7/18/12 (d)	269,975
Indonesia — 2.4%
		Republic of Indonesia:
3,799,000,000	IDR	Series FR40, 11.000% due 9/15/25	398,342
3,120,000,000	IDR	Series FR42, 10.250% due 7/15/27	304,750
4,928,000,000	IDR	Series FR43, 10.250% due 7/15/22	497,258
3,727,000,000	IDR	Series FR45, 9.750% due 5/15/37	340,002
		Total Indonesia	1,540,352
Mexico — 6.6%
		United Mexican States:
325,000		11.375% due 9/15/16	463,141
3,760,000		Medium-Term Notes, Series A, 5.625% due 1/15/17 (c)	3,821,100
		Total Mexico	4,284,241
Panama — 4.2%
		Republic of Panama:
5,000		9.625% due 2/8/11	5,625
54,000		9.375% due 4/1/29	73,980

See Notes to Schedule of Investments.

Western Asset Emerging Markets Income Fund Inc.

Schedule of Investments (unaudited)(continued)	November 30, 2007

Face Amount†		Security	Value
Panama — 4.2% (continued)
2,489,000		6.700% due 1/26/36 (c)	$2,619,673
		Total Panama	2,699,278
Peru — 0.3%
202,000		Republic of Peru, Bonds, 6.550% due 3/14/37	211,090
Russia — 2.9%
		Russian Federation:
750,000		11.000% due 7/24/18 (d)	1,074,375
455,000		12.750% due 6/24/28 (d)	828,100
3,960		7.500% due 3/31/30 (d)	4,502
		Total Russia	1,906,977
Turkey — 8.6%
		Republic of Turkey:
920,000	TRY	14.000% due 1/19/11	739,656
919,000		11.875% due 1/15/30 (e)	1,452,020
3,465,000		Notes, 6.875% due 3/17/36 (c)	3,413,025
		Total Turkey	5,604,701
Uruguay — 1.3%
188,066		Oriental Republic of Uruguay, Bonds, 7.625% due 3/21/36	207,343
565,537		Republic of Uruguay, Benchmark Bonds, 7.875% due 1/15/33 (f)	639,764
		Total Uruguay	847,107
Venezuela — 6.2%
		Bolivarian Republic of Venezuela:
1,053,000		8.500% due 10/8/14	999,033
1,089,000		5.750% due 2/26/16	853,504
217,000		7.650% due 4/21/25	183,365
		Collective Action Securities:
844,000		9.375% due 1/13/34	835,138
1,100,000		Notes, 10.750% due 9/19/13	1,166,000
		Total Venezuela	4,037,040
		TOTAL SOVEREIGN BONDS (Cost — $33,401,673)	35,229,376
COLLATERALIZED SENIOR LOANS — 0.2%
United States — 0.2%
18,564		Ashmore Energy International, Synthetic Revolving Credit Facility, 8.250% due 3/30/12 (b)	17,914
139,923		Ashmore Energy International, Term Loan, 8.198% due 3/30/14 (b)	135,026
		TOTAL COLLATERALIZED SENIOR LOANS (Cost — $158,125)	152,940
CORPORATE BONDS & NOTES — 36.2%
Brazil — 5.4%
420,000		Globo Communicacoes e Participacoes SA, Bonds, 7.250% due 4/26/22 (d)	407,400
309,000		GTL Trade Finance Inc., 7.250% due 10/20/17 (d)	316,773
160,000		Odebrecht Finance Ltd., 7.500% due 10/18/17 (d)	162,000
		Vale Overseas Ltd., Notes:
471,000		8.250% due 1/17/34	564,230
1,977,000		6.875% due 11/21/36	2,064,996
		Total Brazil	3,515,399
Chile — 0.9%
520,000		Enersis SA, Notes, 7.375% due 1/15/14	556,549

See Notes to Schedule of Investments.

Western Asset Emerging Markets Income Fund Inc.

Schedule of Investments (unaudited)(continued)	November 30, 2007

Face Amount†		Security	Value
Colombia — 0.2%
110,000		EEB International Ltd., Senior Bonds, 8.750% due 10/31/14 (d)	$112,035
India — 0.1%
114,000		ICICI Bank Ltd., Subordinated Bonds, 6.375% due 4/30/22 (b)(d)	101,266
Kazakhstan — 1.3%
340,000		ATF Capital BV, Senior Notes, 9.250% due 2/21/14 (d)	344,675
320,000		HSBK Europe BV, 7.250% due 5/3/17 (d)	278,000
320,000		TuranAlem Finance BV, Bonds, 8.250% due 1/22/37 (d)	255,200
		Total Kazakhstan	877,875
Mexico — 7.2%
520,000		America Movil SAB de CV, 5.625% due 11/15/17	515,082
		Axtel SAB de CV:
40,000		11.000% due 12/15/13	43,700
1,240,000		7.625% due 2/1/17 (d)	1,227,600
240,000		Senior Notes, 7.625% due 2/1/17 (d)	237,600
100,000		Grupo Transportacion Ferroviaria Mexicana SA de CV, Senior Notes, 9.375% due 5/1/12	106,000
		Pemex Project Funding Master Trust:
810,000		6.625% due 6/15/35 (d)	863,888
1,608,000		Senior Bonds, 6.625% due 6/15/35	1,714,977
		Total Mexico	4,708,847
Russia — 15.0%
1,880,000		Gaz Capital SA, Notes, 8.625% due 4/28/34 (d)(e)	2,359,400
		Gazprom:
		Bonds:
39,330,000	RUB	6.790% due 10/29/09	1,603,524
13,110,000	RUB	7.000% due 10/27/11	536,255
		Loan Participation Notes:
140,000		6.212% due 11/22/16 (d)	135,408
579,000		Senior Notes, 6.510% due 3/7/22 (d)	565,747
17,410,000	RUB	Gazprom OAO, 6.950% due 8/6/09	711,980
		LUKOIL International Finance BV:
160,000		6.356% due 6/7/17 (d)	152,400
336,000		6.656% due 6/7/22 (d)	312,480
		Russian Agricultural Bank, Loan Participation Notes:
768,000		7.175% due 5/16/13 (d)	793,882
1,139,000		6.299% due 5/15/17 (d)	1,071,685
		TNK-BP Finance SA:
470,000		7.500% due 7/18/16 (d)	455,383
296,000		6.625% due 3/20/17 (d)	271,077
370,000		Senior Notes, 7.875% due 3/13/18 (d)	365,837
387,000		UBS Luxembourg SA for OJSC Vimpel Communications, Loan Participation Notes, 8.250% due 5/23/16 (d)	392,882
		Total Russia	9,727,940
Thailand — 1.9%
		True Move Co., Ltd.:
720,000		10.750% due 12/16/13 (d)	745,200
480,000		10.375% due 8/1/14 (d)	482,400
		Total Thailand	1,227,600
United States — 1.1%
640,000		Freeport-McMoRan Copper & Gold Inc., Senior Notes, 8.375% due 4/1/17	692,800

See Notes to Schedule of Investments.

Western Asset Emerging Markets Income Fund Inc.

Schedule of Investments (unaudited)(continued)	November 30, 2007

Face Amount†		Security	Value
Venezuela — 3.1%
1,930,000		Petrozuata Finance Inc., 8.220% due 4/1/17 (d)	$1,997,550
		TOTAL CORPORATE BONDS & NOTES (Cost — $23,109,787)	23,517,861

Warrants
WARRANTS — 0.1%
1,500		Bolivarian Republic of Venezuela, Oil-linked payment obligations, Expires 4/15/20 (Cost - $46,500)	56,250
		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $56,716,085)	58,956,427

Face Amount†
SHORT-TERM INVESTMENTS — 9.3%
Sovereign Bonds — 7.6%
		Bank Negara Malaysia Monetary Notes:
2,569,000	MYR	Series 0207, 3.569% due 2/14/08	763,471
2,200,000	MYR	Series 2307, zero coupon bond to yield 3.480% due 1/17/08	651,121
1,914,000	MYR	Series 4207, zero coupon bond to yield 3.400% due 4/22/08	561,176
		Egypt Treasury Bills:
13,775,000	EGP	Zero coupon bond to yield 7.570% due 10/28/08	2,330,302
3,725,000	EGP	Zero coupon bond to yield 6.800% due 11/11/08 (g)	630,356
		Total Sovereign Bonds (Cost — $4,912,910)	4,936,426
U.S. Government Agencies — 1.0%
100,000		Federal Home Loan Bank (FHLB), Discount Notes, 4.310% due 12/10/07 (h)	99,916
300,000		Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes, 4.350% due 12/10/07 (h)	299,747
250,000		Federal National Mortgage Association (FNMA), Discount Notes, 5.203% due 3/17/08 (e)(h)	246,963
		Total U.S. Government Agencies (Cost — $646,010)	646,626
Repurchase Agreement — 0.7%
442,000		Morgan Stanley tri-party repurchase agreement dated 11/30/07, 4.500% due 12/3/07; Proceeds at maturity - $442,166; (Fully collateralized by U.S. government agency obligation, 0.000% due 10/15/20; Market value - $452,272) (Cost - $442,000)	442,000
		TOTAL SHORT-TERM INVESTMENTS (Cost — $6,000,920)	6,025,052
		TOTAL INVESTMENTS — 100.0% (Cost — $62,717,005#)	64,981,479

†	Face amount denominated in U.S. dollars, unless otherwise noted.
(a)	Security is currently in default.
(b)	Variable rate security. Interest rate disclosed is that which is in effect at November 30, 2007.
(c)	All or a portion of this security is segregated for open futures contracts and reverse repurchase agreements.
(d)

Security is exempt from registration under Rule 144A of the Securities Act of 1933.  This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.  This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(e)	All or a portion of this security is held at the broker as collateral for open futures contracts and reverse repurchase agreements.
(f)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(g)	Security is valued in good faith at fair value by or under the direction of the Board of Directors (See Note 1).
(h)	Rate shown represents yield-to-maturity.

See Notes to Schedule of Investments.

Western Asset Emerging Markets Income Fund Inc.

Schedule of Investments (unaudited)(continued)	November 30, 2007

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
ARS - Argentine Peso
BRL - Brazilian Dollar
DEM - German Mark
EGP - Egyptian Pound
EUR - Euro
GDP - Gross Domestic Product
IDR - Indonesian Rupiah
ITL - Italian Lira
MYR - Malaysian Ringgit
OJSC - Open Joint Stock Company
RUB - Russian Ruble
TRY - Turkish Lira

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Western Asset Emerging Markets Income Fund Inc. (the “Fund”) was incorporated in Maryland on July 30, 1992 and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Board of Directors authorized 100 million shares of $0.001 par value common stock. The Fund’s primary investment objective is to seek high current income. As a secondary objective, the Fund seeks capital appreciation. In pursuit of these objectives, the Fund under normal conditions invests at least 80% of its net assets plus any borrowings for investment purposes in debt securities of government and government related issuers located in emerging market countries (including participations in loans between governments and financial institutions), and of entities organized to restructure the outstanding debt of such issuers, and in debt securities of corporate issuers located in emerging market countries.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation.  Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market, and are valued at the mean between the last quoted bid and asked prices as of the close of business of that market. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

(b) Repurchase Agreements.  When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Reverse Repurchase Agreements.  The Fund may enter into a reverse repurchase agreement in which the Fund sells a portfolio security at a specified price with an agreement to purchase the same or substantially the same security from the same counterparty at a fixed or determinable price at a future date. When entering into reverse repurchase agreements, the Fund’s custodian delivers to the counterparty liquid assets, the market value of which, at the inception of the transaction, at least equals the repurchase price (including accrued interest). The Fund pays interest on amounts obtained pursuant to reverse repurchase agreements. Reverse repurchase agreements are considered to be borrowings, which may create leverage risk to the Fund.

(d) Financial Futures Contracts.  The Fund may enter into financial futures contracts typically to hedge a portion of the portfolio. Upon entering into a financial futures contract, the Fund is required to deposit cash or securities as initial margin, equal to a certain percentage of the contract amount (initial margin deposit). Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying financial instruments. For foreign denominated futures, variation margins are not settled daily. The Fund recognizes an unrealized gain or loss equal to the fluctuation in value. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.

The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying financial instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the initial margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(e) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates at the date of valuation.

Notes to Schedule of Investments (unaudited)(continued)

Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(f) Credit and Market Risk.  The Fund invests in high-yield and emerging market instruments that are subject to certain credit and market risks. The yields of high-yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investment in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

(g) Security Transactions.  Security transactions are accounted for on a trade date basis.

2.  Investments

At November 30, 2007, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$3,402,170
Gross unrealized depreciation	(1,137,696)
Net unrealized appreciation	$2,264,474

At November 30, 2007, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Loss
Contracts to Sell:
U.S. Treasury, 10-Year Notes	24	3/08	$2,714,325	$2,716,875	$(2,550)
U.S. Treasury, 10-Year Notes	15	12/07	1,646,206	1,708,828	(62,622)
Net Unrealized Loss on Open Futures Contracts					$(65,172)

Transactions in reverse repurchase agreements for the Fund during the period ended November 30, 2007 were as follows:

Average	Weighted	Maximum
Daily	Average	Amount
Balance*	Interest Rate*	Outstanding
$ 3,313,154	3.52%	$ 3,667,502

* Average based on the number of days the Fund had reverse repurchase agreements outstanding.

Interest rates on reverse repurchase agreements ranged from 1.00% to 4.75% during the period ended November 30, 2007. Interest expense incurred on reverse repurchase agreements totaled $30,102.

At November 30, 2007, the Fund had the following open reverse repurchase agreements:

Face
Amount	Security	Value
$1,320,971	Reverse Repurchase Agreement with Credit Suisse, dated 10/26/07 bearing 4.500% to be repurchased at $1,328,401 on 12/10/07, collateralized by: $919,000 Republic of Turkey, 11.875% due 1/15/30; Market value (including accrued interest) - $1,493,834	$1,320,971
2,158,146	Reverse Repurchase Agreement with JPMorgan Chase & Co., dated 11/6/07 bearing 3.500% to be repurchased at an amount and date to be determined, collateralized by: $1,880,000 Gaz Capital SA, 8.625% due 4/28/34; Market value (including accrued interest) - $2,375,349	2,158,146

	Total Reverse Repurchase Agreements (Cost — $3,479,117)	$3,479,117

ITEM 2.                                                  CONTROLS AND PROCEDURES.

(a)                                  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)                                 There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.                                                  EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Emerging Markets Income Fund Inc.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: January 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: January 29, 2008

By	/s/ Kaprel Ozsolak
Kaprel Ozsolak
Chief Financial Officer

Date: January 29, 2008